Financing Income (Expenses), Net - Schedule of Components of the Financing Expenses (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Components of the Financing Expenses [Abstract]
Adjustment to liability in respect of government grants			₪ (74)	[1]	₪ (86)	[1]
Issuance costs allocated to warrant liability	[2]				(723)
Interest in respect of leasing liability	[3]	(95)	(22)		(43)
Interest and discount expenses in respect of promissory notes	[4]	(1,328)	(592)
Revaluation expenses incurred from partial exercise of Commitment Amount under equity line	[4]	(1,318)	(531)
Exchange rate differentials, bank commissions and miscellaneous		(44)
Total		₪ (2,785)	₪ (1,219)		₪ (852)

[1]	See Note 11 above.
[2]	See Note 13C1 above.
[3]	See Note 9 above.
[4]	See Note 13C3 above.